IOWA SCHOOLS JOINT INVESTMENT TRUST
                                                         ANNUAL FINANCIAL REPORT
                                                                   JUNE 30, 1999




SPONSORED BY THE IOWA ASSOCIATION OF SCHOOL BOARDS

STATEMENT OF SPONSORING ASSOCIATION

The Iowa Schools Joint Investment Trust (ISJIT) enjoyed its most successful year of operation in fiscal year 1998-99 since the cash management program's introduction in 1986. Total funds collectively invested in the program's various investment services reached an all-time high of $499,098,170 on May 19, 1999, surpassing the previous all-time high by $24,754,989.

ISJIT was one of the first cash management programs in the country when created for schools in 1986. In the past eleven years of continuous operation, ISJIT has assisted more than 325 authorized participants to safely increase their interest income, providing millions of additional dollars to increase the quality of educational services available to students across the state.

Under the sponsorship guidance of the Iowa Association of School Boards, ISJIT has become a model for providing safe, efficient cash management practices and responsiveness to the unique needs of school corporations across the state.

During this past fiscal year, prevailing short-term interest rates declined somewhat as the Federal Reserve Board decreased the federal funds rate three times during the period to avert a possible slowing of the domestic economy. Although several other economies around the globe tended to slow during the third and fourth quarters of 1998, our national economy continued to grow and expand.

ISJIT's Diversified and Direct Government Obligation (DGO) rates of return reflected the overall stability of the fixed income markets in FY 98-99 providing investing participants with rates between four and one half and five percent throughout the year.

Since inception, the Diversified and DGO funds have provided participants with over $100,000,000 in investment income. No program or institution in history has helped more Iowa school corporations to earn more interest income than the Iowa Schools Joint Investment Trust.

The Iowa Association of School Boards has a proud tradition of assisting our members to combine efforts to enable themselves to better take advantage of opportunities. ISJIT has set the standard in the state and in the country for responsible, effective cash management assistance, exemplifying IASB's service role to its members.




RONALD M. RICE

Ronald M. Rice
Executive Director
Iowa Association of School Boards

                                        _______________________________________
                                       |                                       |
                                       |               CONTENTS                |
                                       |                                       |
- - ---------------------------------- | ------------------------------------- |
NOPROGRAM OR INSTITUTION IN            | Statement of Sponsoring Association 1 |
HISTORY HAS HELPED MORE IOWA           |                                       |
SCHOOL CORPORATIONS TO EARN MORE       | Message From The Chair              2 |
INTEREST INCOME THATN THE IOWA         |                                       |
SCHOOLS JOINT INVESTMENT TRUST.        | Board of Trustees                   3 |
- - ---------------------------------- |                                       |
                                       | Notes From Your Service Providers   4 |
                                       |                                       |
                                       | Member Profile                      5 |
                                       |                                       |
                                       | Program Services and Features       6 |
                                       |                                       |
                                       | Financial Statements                7 |
                                       |_______________________________________|

                                                          MESSAGE FROM THE CHAIR

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this annual report of Trust operations for the period ended June 30, 1999. ISJIT enjoyed its most successful year of operation to date, with the program's investment services setting new records for invested funds throughout the period.

Total funds for all investment alternatives reached an all-time high of $499,098,170 in May of 1999. Use of every investment service offered by ISJIT increased over previous fiscal periods.

   o Use  of  the  program's  Fixed  Term  Automated  (FTA)  services   expanded
     dramatically as member districts took advantage of the program's popular Flexible Withdrawal Certificate of Deposit (Flex-CD) to invest bond proceeds in anticipation of building projects. During the year, 108 participants from across the state invested $121,095,804 in ISJIT FTA investments.

   o Average  daily   investments  in  the  Diversified  and  Direct  Government
     Obligation (DGO) funds were $225,784,061, up 10.5% from FY 97-98 averages.

   o Regular receipt of over $50,000,000 in State of Iowa Foundation Aid payments via Electronic Funds Transfer directly into participant ISJIT accounts.

   o Placement of 88 portfolio certificates of deposit into Iowa financial institutions representing over $81,855,000.

On behalf of each member of the ISJIT Board of Trustees and all other professional parties that work together to bring you the ISJIT services, I would like to personally thank each participating school corporation for their support of the ISJIT program. It is the goal of the Board to provide you with the most responsive cash management program in the country.

Your suggestions and observations are always appreciated and have helped ISJIT to continually improve its services. Please feel free to contact myself or any other Board member at your convenience if you have ideas about improving your cash managment progoram.


Respectfully,



DON WILLIAMS

Don Williams, Chair
Board of Trustees



                ------------------------------------------------
                TOTAL FUNDS FOR ALL INVESTMENT ALTERNATIVES
                REACHED AN ALL-TIME HIGH OF $499,098,170 IN MAY 1999. USE OF EVERY INVESTMENT SERVICE OFFERED BY ISJIT INCREASED OVER PREVIOUS FISCAL PERIODS.
                ------------------------------------------------

BOARD OF TRUSTEES


PICTURED CLOCKWISE FROM LEFT TO RIGHT: GARY BENGTSON, CARROLL; JAN TURNER, OKOBOJI; RICHARD L. VANDEKIEFT, CEDAR FALLS; DEAN BORG, MOUNT VERNON; BARBARA GROHE, IOWA CITY; DON WILLIAMS, VILLISCA.

The Iowa Schools Joint Investment Trust Board of Trustees meets each quarter to review the program's operation and to consider program operating enhancements that might be of assistance to ISJIT participants. Each of the six members represents the interests of their own school corporation as well as over 325 other ISJIT program members. Each board member has served as a school board member or school business official in their home district for many years prior to their ISJIT service.

Together, the ISJIT Board provides an extensive network of experience and knowledge of members' cash management needs to the program's ongoing operation. The diversity of experience and attention to detail by each member of the Board assures that the program's history of helpful cash management assistance will continue to be available to ISJIT members well into the future.

                                               NOTES FROM YOUR SERVICE PROVIDERS


KATHRYN D. BEREY, CFA
MANAGING DIRECTOR
INVESTORS MANAGEMENT GROUP

During the fiscal year 1998-99, short-term interest rates declined somewhat as the Federal Reserve decreased short term interest rates three times in late 1998 for a total decrease of .75 percent. Although domestic economic growth was strong, there was a concern that weakness in several other prominent economies around the globe might cause a widespread liquidity shortage. As we progressed through the fiscal period, a number of the troubled economies began to show signs of strengthening, even as the domestic economy continued to grow. As a result, as we enter FY 99-00 the Federal Reserve has a bias toward raising short-term interest rates.

The rate on the ISJIT Diversified Fund declined somewhat during the year, beginning the year at roughly five percent and declining to roughly four and one half percent as a result of the interest rate cuts. The Fund consistently provided a rate more than 0.20 percent above the IBC Index of comparable national money market funds.

The average maturity of the Fund was 45 days at the end of the fiscal year. Most investments mature within 90 days. Longer maturity investments provide relatively little yield advantage with the Federal Reserve bias towards raising short-term interest rates.

The ISJIT program continues to emphasize safety, liquidity, and competitive rates, in that order, as fundamental investment objectives. We look forward to serving you in the 1999-00 fiscal year.

PAUL L. KRUSE
INVESTMENT SERVICES
MANAGING DIRECTOR
INVESTORS MANAGEMENT GROUP

Investors Management Group (IMG) provides program development services to the ISJIT program and each eligible participant and prospect.

Paul Kruse, IMG's Investment Services Marketing Manager, personally calls on representatives of community school districts, area education agencies, community colleges and other eligible ISJIT participants throughout the state each year to explain the benefits of ISJIT participation. An individual stop can range from informal one-on-one conversation to a formal presentation to a governing Board.

In addition to attending regional meetings and statewide conventions throughout the year, Paul contributes material to the EDUCATIONAL INVESTOR, including the popular Kruse'n Down the Highway series.

ANITA TRACY
ISJIT ADMINISTRATOR
NORWEST BANK IOWA, N.A.

No cash management program can serve participant needs without knowledgeable representatives. Anita Tracy heads up a team of dedicated program administrators that are always available to assist with any ISJIT program-related investment need. Current investment rates, questions about account activity, setting up new accounts or any other inquiry is welcome and always courteously and efficiently addressed.


MEMBERSHIP PROFILE

Ackley-Geneva, Adair-Casey, Akron-Westfield, Albert City-Truesdale, Albia, Alden, Algona, Allison-Bristow, Ames, Anamosa, Andrew, Anita, Ankeny, Anthon-Oto, Aplington, Ar-We-Va, Atlantic, Audubon, Ballard, Battle Creek-Ida Grove, Baxter, BCLUW, Bedford, Belmond-Klemme, Bennett, Bettendorf, Bondurant-Farrar, Boone, Boyden-Hull, Bridgewater-Fontanelle, Burlington, C & M, CAL, Calamus-Wheatland, Camanche, Cardinal, Carlisle, Carroll, Cedar Falls, Cedar Rapids, Center Point-Urbana, Centerville, Central Decatur, Central Lyon, Chariton, Charles City, Cherokee, Clarence-Lowden, Clarinda, Clarke (Osceola), Clarksville, Clear Creek-Amana, Clear Lake, Clearfield, Clinton, Colfax Mingo, College, Collins-Maxwell, Columbus, Corning, Council Bluffs, Creston, Dallas Center-Grimes, Danville, Davenport, Davis County, Decorah, Deep River-Millersburg, Delwood, Denison, Denver, Des Moines, Dexfield, Diagonal, Dike New Hartford, Dows, Dubuque, Dunkerton, Earlham, East Buchanan, East Central, East Marshall, East Union, Eastern Allamakee, Eddyville-Blakesburg, English Valleys, Essex, Estherville, Exira, Firstar - AREA 9-Missippi Bend, Forest City, Fort Dodge, Fort Madison, Fredericksburg, Fremont, Galva-Holstein, GMG, Garnavillo, Garner-Hayfield, George, Gilbert, Gilmore City-Bradgate, Glenwood, Glidden-Ralston, Graettinger, Grand, Grand Valley, Greenfield, Grinnell-Newburg, Griswold, Grundy Center, H-L-V, Harlan, Hartley-Melvin-Sanborn, Highland, Hinton, Howard-Winneshiek, Hudson, Independence, Indian Hills, Indian Hills - Dev. Corp., Indian Hills - Foundation, Indianola, Interstate 35, Iowa City, Iowa Falls, Iowa Lakes, Iowa Valley, Iowa Western, Janesville, Jefferson-Scranton, Johnston, Keokuk, Keota, Knoxville, Lake Mills, Lamoni, Laurens-Marathon, Lawton-Bronson, LeMars, Lenox, Lewis Central, Lineville - Clio, Linn-Mar, Little Rock, Logan-Magnolia, Lone Tree, Louisa-Muscatine, Lu Verne, Madrid, Manning, Manson Northwest Webster, Maple Valley, Maquoketa, Maquoketa Valley, Marcus-Meridian-Cleghon, Marion Independent, Marshalltown, Mason City, Mediapolis, Melcher-Dallas, Meservey-Thornton, Mid Iowa, Mid-Prairie, Missouri Valley, MOC-Floyd Valley, Montezuma, Monticello, Moravia, Mormon Trail, Morning Sun, Moulton-Udell, Mount Ayr, Mount Pleasant, Mount Vernon, Murray, Muscatine, Nevada, New Hampton, New London, New Market, Newton, Nishna Valley, North Cedar, North Central, North Fayette, North Iowa, North Linn, North Mahaska, North Polk, North Scott, North Winneshiek, Northeast (Goose Lake), Northeast Hamilton, Northern Trails Trust, Norwalk, Odebolt-Arthur, Ogden, Okoboji, Olin, Orient-Macksburg, Osage, Ottumwa, Panorama, Parkersburg, PCM, Pekin, Pella, Perry, Pleasant Valley, Pleasantville, Pocahontas, Prairie Valley, Prescott, Preston, River Valley, Rock Valley, Rockwell City-Lytton, Rockwell Swaledale, Roland-Story, Rudd-Rockford-MR, Sac, Saydel, Sergeant Bluff-Luton, Seymour, Sheffield-Chapin, Sheldon, Sibley-Ocheydean, Sidney, Sigourney, Sioux Central, Sioux City, South Hamilton, South Page, South Winneshiek, Southeast Polk, Southeast Warren, Southeast Webster, Southeastern, Southern Cal, Spencer, Spirit Lake, Springville, St. Ansgar, Stanton, Starmont, Storm Lake, Stratford, Sumner, Terril, Tipton, Treynor, Tri-Center, Tri-County, Turkey Valley, Twin Cedars, Underwood, Union, United, Urbandale, Valley (Elgin), Van Buren, Van Meter, Ventura, Villisca, Vinton-Shellsburg, Waco, Wall Lake, Walnut, Wapello, Wapsie Valley, Washington, Waterloo, Waukee, Wayne, Webster City, West Burlington, West Central, West Des Moines, West Hancock, West Harrison, West Liberty, West Lyon, West Marshall, West Monona, West Sioux, Western Dubuque, Westwood, Whiting, Williamsburg, Wilton, Winfield-Mt. Union, Winterset, Woden-Crystal Lake, Woodbury Central, Woodward Granger, AEA 1-Keystone, AEA 2-Northern Trails, AEA 4, AEA 5-Arrowhead, AEA 6, AEA 7, AEA 9-Mississippi Valley, AEA 10-Grant Wood, AEA 11-Heartland, AEA 12-Western Hills, AEA 13-Loess Hills, AEA 14-Green Valley, AEA 15-Southern Prairie, AEA 16-Great River, Des Moines Area Community College, Hawkeye Technical Institute, Indian Hills Community College, Iowa Central Community College, Iowa Lakes Community College, Iowa Western Community College, Iowa Valley Community College, Kirkwood Community College, Marshalltown Community College, North Iowa Area Community College, Northeast Iowa Community College, Northwest Iowa Technical Institute, Southeastern Community College, Western Iowa Technical Institute, IMPACC, ISCAP, Metro Interagency Insurance Program (MIIP), Mid-Iowa Computer, Southeast Iowa Schools Health Care Plan


PROGRAM SERVICE FEATURES

ISJIT'S operation is sponsored by the Iowa Association of School Boards. IASB's management team meets regularly with the program's service providers to monitor all elements of program operation.

ISJIT provides two daily liquid investment alternatives, the Diversified Fund and the Direct Government Obligation (DGO) Fund. Each alternative is tailored to meet specific participant investment needs. Each offers rates that typically exceed those available for other liquid account structures and fixed-term investments with limited liquidity.

ISJIT provides toll-free phone access to experienced ISJIT representatives that can assist with any investment-related inquiry or request.

ISJIT's unique proprietary reporting system provides participants with easy to understand daily confirmations and monthly account summaries, even providing for a transaction note to be dictated onto the statement by the participant.

ISJIT invests available funds into Iowa financial institutions offering competitive rates of interest whenever possible. To date, IASB sponsored cash management programs have invested over $1,000,000,000 back into Iowa financial institutions on behalf of program participants.

ISJIT was the first public school investment program in the country to be registered with and regulated by the Securities and Exchange Commission (SEC).

"Representatives of the Iowa Schools Joint Investment Trust walked us through the financial planning for construction of a new middle school in Cherokee. After the voters approved the bond issue, ISJIT cooperated with our local financial institutions to come up with the best rate possible for investment of our bond proceeds."
                                                     MartinLode, Superintendent
                                                     Cherokee CSD
ISJIT's Flexible Withdrawal Certificate of Deposit or Flex-CD offers the perfect investment capability for bond proceeds. Each Flex-CD is tailored to the specific needs of the project, offering:

o        Payment of an excellent fixed rate of interest;

o        No penalty, monthly liquidity for project needs; and

o        An extended maturity to accommodate any unanticipated project delays.

FINANCIAL STATEMENTS

     IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO, CONTINUED
                    STATEMENT OF NET ASSETS -- JUNE 30, 1999
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                         YIELD AT
      PAR                                                                 TIME OF                                 AMORTIZED
     VALUE             DESCRIPTION                                       PURCHASE            DUE DATE                COST
- - ---------------------------------------------------------------------------------------------------------------------------
DISCOUNTED GOVERNMENT SECURITIES -- 21.64%
$4,254,000     Student Loan Marketing Assoc.-Disc. Note                    4.87%             07/02/99          $ 4,253,435
 5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.86%             07/08/99            4,995,450
 5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.88%             07/09/99            4,994,756
 2,500,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.95%             07/09/99            2,497,333
 4,971,000     Student Loan Marketing Assoc.-Disc. Note                    4.96%             07/09/99            4,965,620
 5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.83%             07/28/99            4,982,338
 5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.84%             08/09/99            4,974,488
 5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.87%             08/10/99            4,973,944
 3,133,000     Federal National Mtge. Assoc.-Disc. Note                    4.93%             08/13/99            3,115,000
 4,600,000     Federal National Mtge. Assoc.-Disc. Note                    4.88%             08/20/99            4,570,100
 7,500,000     Fed. Home Loan Mtge Corp.-Disc. Note                        4.86%             08/31/99            7,440,144
                                                                                                                --------------------
                    TOTAL (cost -- $51,762,608)                                                                 $51,762,608
                                                                                                                --------------------

COUPON SECURITIES -- 38.94%
$3,213,000     Federal National Mtge. Assoc., 6.45%                        5.07%             07/01/99            $  3,213,000
 2,000,000     Federal National Mtge. Assoc., 6.07%                        4.83%             07/01/99               2,000,000
 5,000,000     Federal National Mtge. Assoc., 5.48%                        5.00%             07/09/99               5,000,408
 1,000,000     Federal National Mtge. Assoc., 5.91%                        5.04%             07/15/99               1,000,324
 5,000,000     Federal Home Loan Bank, 5.54%                               4.88%             07/15/99               5,001,125
 4,000,000     Federal National Mtge. Assoc., 5.90%                        4.85%             07/19/99               4,002,012
10,000,000     Student Loan Marketing Assoc., Variable Rate, 5.11%*        4.87%             08/02/99               9,999,343
 5,000,000     Fed. Home Loan Mtge Corp., 5.544%                           4.94%             08/13/99               5,003,277
 5,000,000     Federal Home Loan Bank, 5.545%                              5.13%             08/18/99               5,002,063
 2,000,000     Federal National Mtge. Assoc., 6.00%                        4.98%             08/19/99               2,002,593
 8,000,000     Fed. Home Loan Mtge Corp., 6.13%                            4.89%             08/19/99               8,012,511
 1,000,000     Federal Farm Credit Bank, 5.50%                             4.88%             09/01/99               1,000,997
 5,000,000     Student Loan Marketing Assoc., Variable Rate, 5.24%*        4.98%             09/16/99               4,998,512
 2,500,000     Federal National Mtge. Assoc., 5.08%                        4.84%             09/24/99               2,501,289
 1,000,000     Federal Home Loan Bank, 6.035%                              4.96%             09/27/99               1,002,471
 1,000,000     Federal National Mtge. Assoc., 5.81%                        4.99%             10/01/99               1,001,969
 1,000,000     Federal National Mtge. Assoc., 6.07%                        4.83%             10/18/99               1,003,565
 2,000,000     Student Loan Marketing Assoc., Variable Rate, 5.29%*        5.00%             10/21/99               2,000,000
 1,138,000     Federal National Mtge. Assoc., 8.35%                        4.84%             11/10/99               1,151,951
 5,000,000     Student Loan Marketing Assoc., Variable Rate, 5.54%*        5.09%             01/20/00               4,999,891
 1,500,000     Federal National Mtge. Assoc., 5.43%                        5.10%             01/27/00               1,502,708
 3,000,000     Federal National Mtge. Assoc., 5.04%                        5.32%             02/23/00               2,994,482
 3,000,000     Federal Home Loan Bank, 4.995%                              5.25%             02/24/00               2,994,952
 5,000,000     Federal Home Loan Bank, Variable Rate, 5.34%*               4.95%             03/24/00               5,000,000
 2,500,000     Federal National Mtge. Assoc., 5.60%                        5.39%             03/27/00               2,503,630
 2,500,000     Fed. Home Loan Mtge Corp., Variable Rate, 5.39%*            4.86%             04/14/00               2,499,016
   750,000     Federal National Mtge. Assoc., 5.00%                        5.52%             04/21/00                 746,898
 2,000,000     Federal National Mtge. Assoc., 5.00%                        5.50%             04/21/00               1,992,032
 3,000,000     Federal Home Loan Bank, 5.625%                              5.50%             06/02/00               3,003,256
                                                                                                                  ------------------
                    TOTAL (cost -- $93,134,275)                                                                   $93,134,275
                                                                                                                  ------------------
*Denotes floating invesment with interest rate as of June 30, 1999.

See accomoanying notes to financial statements.

CERTIFICATES OF DEPOSIT -- 11.90%
$  250,000 Citizens Bank, Sac City                                                  5.13%       07/06/99               $250,000
 2,500,000 First National Bank, Ames                                                4.90%       07/19/99              2,500,000
 1,500,000 Peoples State Bank, Elkader                                              4.95%       07/19/99              1,500,000
 2,000,000 First State Bank, Conrad                                                 5.10%       07/26/99              2,000,000
 1,000,000 Peoples State Bank, Elkader                                              5.00%       08/02/99              1,000,000
   500,000 Community First National Bank, Decorah                                   5.10%       08/06/99                500,000
   250,000 Ft. Madison Bank & Tr, Ft. Madison                                       6.00%       08/23/99                250,000
   500,000 DeWitt Bank & Trust, DeWitt                                              5.10%       08/23/99                500,000
   500,000 American Bank, LeMars                                                    5.05%       08/25/99                500,000
 2,000,000 First State Bank, Conrad                                                 5.10%       08/27/99              2,000,000
   750,000 DeWitt Bank & Trust, DeWitt                                              5.10%       08/30/99                750,000
   750,000 DeWitt Bank & Trust, DeWitt                                              5.10%       09/07/99                750,000
   500,000 First American Bank, Ames                                                5.80%       09/20/99                500,000
   500,000 American State Bank, Sioux Center                                        5.25%       09/21/99                500,000
   500,000 Citizens Bank, Sac City                                                  5.15%       10/08/99                500,000
   500,000 DeWitt Bank & Trust, DeWitt                                              5.35%       10/13/99                500,000
   500,000 St. Ansgar State Bank, St. Ansgar                                        5.15%       10/18/99                500,000
   250,000 First State Bank, Huxley                                                 5.15%       10/18/99                250,000
   100,000 Ackley State Bank, Ackley                                                5.20%       10/18/99                100,000
   500,000 American State Bank, Sioux Center                                        5.15%       10/20/99                500,000
 1,000,000 DeWitt Bank & Trust, DeWitt                                              5.29%       10/22/99              1,000,000
 1,000,000 Union State Bank, Winterset                                              5.40%       10/22/99              1,000,000
   250,000 Hardin County Savings Bank, Eldora                                       5.00%       10/22/99                250,000
   250,000 State Savings Bank, Baxter                                               5.35%       10/25/99                250,000
   500,000 American Bank, LeMars                                                    5.10%       11/05/99                500,000
   600,000 First State Bank, Ida Grove                                              5.13%       11/30/99                600,000
 1,000,000 Union State Bank, Monona                                                 5.25%       12/07/99              1,000,000
   500,000 Peoples Bank & Trust, Rock Valley                                        5.00%       12/15/99                500,000
 1,000,000 Peoples Savings Bank, Elma                                               5.40%       12/20/99              1,000,000
 1,000,000 First American Bank, Ames                                                5.20%       01/28/00              1,000,000
   500,000 Premier Bank, Rock Valley                                                5.25%       01/28/00                500,000
   250,000 Ft. Madison Bank & Trust, Ft. Madison                                    5.20%       02/18/00                250,000
   500,000 Union State Bank, Winterset                                              5.20%       02/22/00                500,000
   500,000 American Bank, LeMars                                                    5.15%       02/22/00                500,000
 2,000,000 St. Ansgar State Bank, St. Ansgar                                        5.38%       03/07/00              2,000,000
 1,000,000 Hartford-Carlisle Savings Bank, Carlisle                                 5.50%       03/16/00              1,000,000
   500,000 Peoples Bank & Trust, Rock Valley                                        5.38%       03/23/00                500,000
   250,000 Citizens Bank, Sac City                                                  5.38%       04/04/00                250,000
                                                                                                                     --------------
                    TOTAL (cost -- $28,450,000)                                                                     $28,450,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 26.97%
$32,258,000 Merrill Lynch, Repurchase Agreement                                     5.00%       07/01/99            $32,258,000
 32,257,000 Warburg, Repurchase Agreement                                           4.80%       07/01/99             32,257,000
                                                                                                                    ---------------
                    TOTAL (cost -- $64,515,000)                                                                     $64,515,000
                                                                                                                    ---------------

TOTAL INVESTMENTS -- 99.45% (cost -- $237,861,883)                                                                  $237,861,883

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .55%
                    (Includes $53,338 payable to IMG and $964,126
                    dividends payable to unitholders)                                                               $1,327,370
                                                                                                                    --------------

NET ASSETS -- 100%
                    Applicable to 239,189,253 outstanding units                                                     $239,189,253
                                                                                                                    ==============

NET ASSET VALUE:                                                                                                    $1.00
                                                                                                                    ==============
                    Offering and redemption price per unit ($239,189,253
                    divided by 239,189,253 units outstanding)

See accompanying notes to financial statements.

FINANCIAL STATEMENTS


 IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1999
                       (SHOWING PERCENTAGE OF NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Yield at
                                                     Time of                       Amortized
Par Value Description                                Purchase     Due Date           Cost


COUPON SECURITIES -- 6.25%
$2,000,000 U. S. Treasury Note, 6.375%                4.72%       07/15/99             $2,001,230
                                                                                     --------------------
                    TOTAL (cost -- $2,001,230)                                         $2,001,230
                                                                                     --------------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 91.97%
$29,460,000 Warburg, Repurchase Agreement             4.80%       07/01/99            $29,460,000
                                                                                     --------------------
                    TOTAL (cost -- $29,460,000)                                       $29,460,000
                                                                                     --------------------

TOTAL INVESTMENTS -- 98.22% (cost -- $31,461,230)                                     $31,461,230

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 1.78%
                    (Includes $3,963 payable to IMG and $105,753
                    dividends payable to unitholders)                                 $   569,302
                                                                                     --------------------

NET ASSETS -- 100%
                    Applicable to 32,030,532 outstanding units                        $32,030,532
                                                                                     ====================

NET ASSET VALUE:                                                                            $1.00
                                                                                     ====================
                    Offering and redemption price per unit ($32,030,532
                    divided by 32,030,532 units outstanding)

                                                            FINANCIAL STATEMENTS


                       IOWA SCHOOLS JOINT INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1999


                                                                              Direct Government
                                                Diversified Portfolio       Obligation Portfolio
                                                -----------------------    ------------------------
INVESTMENT INCOME:
      Interest                                              $9,770,961                  $1,641,227
                                                -----------------------    ------------------------

EXPENSES:
      Investment advisory and
         program support fees                                  469,446                      49,491
      Custody and administrative fees                          422,745                     107,230
      Distribution fees                                        192,790                      32,994
      Other fees and expenses                                   57,837                       9,898
                                                -----------------------    ------------------------

Total Expenses                                               1,142,818                     199,613
                                                -----------------------    ------------------------

NET INVESTMENT INCOME                                       $8,628,143                  $1,441,614

                                                =======================    ========================


                      IOWA SCHOOLS JOINT INVESTMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED JUNE 30, 1999 AND 1998
---------------------------------------------------------------------------------------------------

                                                                                                 Direct Government
                                            Diversified Portfolio                              Obligation Portfolio
                                                 1999                   1998                   1999                     1998
                                    -----------------------  -------------------      ------------------------   -------------------
From Investment Activities:
      Net investment income
      distributed to unitholders        $8,628,143               $8,979,423               $1,441,614                 $1,496,749
                                    =======================  ===================      ========================   ===================

From Unit Transactions:
      (at constant net asset value
      of $1 per unit)
      Units sold                    $1,189,865,150              $1,161,628,825           $44,154,864                $29,707,895
      Units issued in reinvestment
         of dividends from net
         investment income               8,628,143                   8,979,423             1,441,614                  1,496,749
      Units redeemed                (1,165,231,192)             (1,159,932,537)          (40,496,767)               (34,253,804)
                                    ---------------------    -------------------      ------------------------   -------------------
      Net increase (decrease) in net assets
         derived from unit transactions 33,262,101                  10,675,711             5,099,711                 (3,049,160)

Net assets at beginning of period      205,927,152                 195,251,441            26,930,821                 29,979,981
                                    ----------------------   -------------------      ------------------------   -------------------

Net assets at end of period           $239,189,253                $205,927,152           $32,030,532                $26,930,821
                                    ======================   ===================      ========================   ===================






See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,      1999      1998       1997       1996       1995
- -
-------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period          $  1.00    $  1.000   $  1.000   $  1.000   $  1.000
Net Investment Income           0.045      0.051      0.049      0.051      0.049
Dividends Distributed          (0.045)    (0.051)    (0.049)    (0.051)    (0.049)
                             --------------------------------------------------------
Net Asset Value,
End of Period                $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Total Return                    4.54%      5.06%      4.87%      5.09%      4.86%
Ratio of Expenses to
Average Net Assets              0.59%      0.60%      0.60%      0.60%      0.59%
Ratio of Net Income to
Average Net Assets              4.54%      5.06%      4.87%      5.09%      4.86%
Net Assets,
End of Period (000 Omitted)  $239,189   $205,927   $195,251   $171,554   $164,119


SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,      1999      1998       1997       1996       1995
- -
-------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period          $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
Net Investment Income           0.044      0.050      0.048      0.050      0.048
Dividends Distributed          (0.044)    (0.050)    (0.048)    (0.050)    (0.048)
                             --------------------------------------------------------
Net Asset Value,
End of Period                $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Total Return                    4.39%      4.98%      4.77%      5.01%      4.81%
Ratio of Expenses to
Average Net Assets              0.60%      0.61%      0.60%      0.60%      0.59%
Ratio of Net Income to
Average Net Assets              4.39%      4.98%      4.77%      5.01%      4.81%

Net Assets,
End of Period (000 Omitted)  $ 32,031   $ 26,931   $ 29,980   $ 22,722   $ 30,482


See accompanying notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. These financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. The objective of the FTA Investment Program is to provide individual public agency direct ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A. serves as ISJIT's Administrator and Custodian, and Investors Management Group serves as the Investment Advisor and Program Support Provider.

     The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At June 30, 1999, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $65,819,476 and $30,050,051 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     UNIT ISSUES,  REDEMPTIONS, AND DISTRIBUTIONS

     ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES

     ISJIT is exempt from federal and state income tax.

     FEES AND EXPENSES

     Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Administrator are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives .100 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the year ended June 30, 1999, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $469,446 and $49,491, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services.

NOTES TO FINANCIAL STATEMENTS, CONT.

     For the Diversified Portfolio, Norwest receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million for administrative services; for the Direct Government Obligation Portfolio, Norwest receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the year ended June 30, 1999, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $422,745 and $107,230, respectively to Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 1999, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $192,790 and $32,994 respectively to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified  Portfolio and Direct
     Government    Obligation   Portfolio    aggregated    $14,442,323,406  and
     $7,818,435,094 respectively for the year ended June 30, 1999. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $14,408,937,772 and $7,814,006,000 respectively for the year ended June 30, 1999.

REQUIRED SUPPLEMENTARY INFORMATION

Year 2000 Issues (Unaudited)

Iowa Schools Joint Investment Trust (ISJIT) has addressed year 2000 issues relating to computer systems and other electronic equipment. The year 2000 problem is the result of operational design shortcomings in computer systems and other electronic systems. As these systems execute instructions stored in memory, they may make calculation or logical comparisons utilizing information about dates. The way dates are represented in some systems could adversely affect the execution of these instructions, resulting in system malfunctions.

The four stages necessary to implement year 2000 compliant systems are: oAwareness Stage - Establishing a budget and project plan for dealing with the year 2000 issue.
oAssessment  Stage - Idenitfying  all systems and  individual components  for which the year 2000  compliance  work is needed.
oRemediation Stage - Making changes to systems and equipment. oValidations/Testing Stage - Validating and testing the changes made during the remediation stage.

As of June 30, 1999, ISJIT had completed all four stages by obtaining disclosure statements from Investors Management Group (the Investment Advisor and Program Support Provider) and Norwest Bank Iowa, N.A. (the Custodian and Administrator). The disclosure statements covered year 2000 compliance for systems used to process and record participant activity. In addition, contingency plans for maintaining accurate records and processing transactions in the event of systems failure were reviewed to assure Investors Management Group and Norwest Bank Iowa, N.A. had addressed such issues. As of June 30, 1999, ISJIT has not incurred and does not expect to incur further expenses related to the year 2000 issue.

Because of the unprecedented nature of the year 2000 issue, its effects and the success of related remediation efforts will not be fully determinable until the year 2000 and thereafter. No assurance can be made that ISJIT will be year 2000 ready or that parties with whom ISJIT does business will be year 2000 ready.

                                                    INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Unitholders
Iowa Schools Joint Investment Trust:

We have audited the accompanying statements of net assets of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust (the Trust Portfolios) as of June 30, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended June 30, 1998. These financial statements and the financial highlights are the responsibility of the Trust Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust as of June 30, 1999, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.



KPMG LLP

Des Moines, Iowa
July 23, 1999

                               INVESTMENT ADVISOR

                           INVESTORS MANAGEMENT GROUP
                                2203 GRAND AVENUE
                            DES MOINES, IA 50312-5338

                                      ooooo

                           CUSTODIAN AND ADMINISTRATOR

                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                      ooooo

                                  LEGAL COUNSEL

         BRICK, GENTRY, BOWERS, SWARTZ, STOLTZE, SCHULING & LEVIS, P.C.

                           550 39th Street, Suite 200
                              Des Moines, IA 50312

                                      ooooo

                               INDEPENDENT AUDITOR

                              KPMG PEAT MARWICK LLP
                                2500 Ruan Center
                              Des Moines, IA 50309

                                      ooooo

                       IOWA SCHOOLS JOINT INVESTMENT TRUST
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245